State Street Institutional Funds

One Iron Street

Boston, MA 02210

February 2, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Funds (the “Trust”) File Nos.: 333-29337 and 811-08257

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and Statement of Additional Information for the Trust, each dated January 31, 2023, do not differ from those contained in the Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 26, 2023 (Accession #0001193125-23-016304).

If you have any questions, please contact me at (617) 662-8420.

Very truly yours,

/s/ David Barr

David D. Barr

Secretary